COMMITMENTS AND CONTINGENCIES - Letters of Credit and Bank Guarantees (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure	$ 1.4
Cash collateral for borrowed securities	$ 2.1
Minimum
Guarantor Obligations [Line Items]
Guarantees term	11 months
Maximum
Guarantor Obligations [Line Items]
Guarantees term	44 months